Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
CSX historically grants options and other awards at its February meeting each year. While equity grants are typically made on an annual basis, CSX also periodically grants off-cycle awards in connection with circumstances such as new hires and promotions. CSX does not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events or sale events. During fiscal year 2024, CSX did not grant equity awards to NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. CSX has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in fiscal year 2024.

Award Timing Method	CSX does not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events or sale events.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
CSX historically grants options and other awards at its February meeting each year. While equity grants are typically made on an annual basis, CSX also periodically grants off-cycle awards in connection with circumstances such as new hires and promotions. CSX does not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events or sale events. During fiscal year 2024, CSX did not grant equity awards to NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. CSX has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in fiscal year 2024.

MNPI Disclosure Timed for Compensation Value	false